Document and Entity Information	Aug. 22, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 22, 2023
Entity File Number	001-16417
Entity Registrant Name	NuStar Energy L.P.
Entity Central Index Key	0001110805
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	74-2956831
Entity Address, Address Line One	19003 IH-10 West
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78257
City Area Code	210
Local Phone Number	918-2000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common units
Trading Symbol	NS
Security Exchange Name	NYSE
8.50% Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.50% Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	NSprA
Security Exchange Name	NYSE
7.625% Series B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.625% Series B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	NSprB
Security Exchange Name	NYSE
9.00% Series C Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	9.00% Series C Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	NSprC
Security Exchange Name	NYSE